NATURE OF BUSINESS (Details Narrative)	Dec. 31, 2023 ha Integer
Peace River [Member]
Ownership percentage	50.00%
Total oil sands leases owned	7
Land Area (in hectares) | ha	8,704
Alberta Permits [Member]
Number of leases	10
Number of wells	1